UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	December 31st
Date of reporting period:	January 1, 2018 to March 31, 2018

Item 1:            Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (108.7%)
Air Transportation (0.3%)
$550	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, Ba3)	02/01/24	5.000	$546,563

Auto Parts & Equipment (1.8%)
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	1,300,000
2,000	IHO Verwaltungs GmbH, 4.750% Cash, 5.500% PIK, Rule 144A, Senior Secured Notes (Callable 09/15/21 @ 102.38)(1),(2)	(BB-, Ba1)	09/15/26	10.250	1,932,500

					3,232,500

Brokerage (2.4%)
600	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/30/18 @ 103.44)(1)	(B, B1)	04/15/22	6.875	597,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/30/18 @ 103.75)(1)	(B, B1)	04/15/21	7.500	1,473,563
2,375	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	2,350,537

					4,421,100

Building Materials (9.0%)
514	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 04/13/18 @ 104.25)(1)	(B, B2)	02/15/22	8.500	558,332
550	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	566,500
1,000	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	978,750
1,825	Beacon Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B3)	11/01/25	4.875	1,747,437
325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa1)	08/15/25	6.125	318,500
2,060	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	2,163,000
250	James Hardie International Finance DAC, Rule 144A, Senior Unsecured Notes (Callable 01/15/21 @ 102.38)(1)	(BB, Ba1)	01/15/25	4.750	246,250
1,250	James Hardie International Finance DAC, Rule 144A, Senior Unsecured Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,218,750
525	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	501,375
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	473,750
700	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/18 @ 104.22)(1)	(BB+, Ba3)	03/15/23	5.625	723,625
2,350	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 04/16/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	2,496,875
1,950	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	2,042,625
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB, B3)	04/15/22	8.500	541,250
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(BB, B3)	07/15/23	6.125	512,500
475	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	495,188
800	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	810,000

					16,394,707

Cable & Satellite TV (8.7%)
825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 04/30/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	818,813
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	1,228,125
700	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/30/18 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	685,111
550	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	525,938
1,200	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	1,135,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$500	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	$489,950
1,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	1,218,600
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	1,869,573
280	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 01/29/18 @ 101.59)(1)	(B, Caa1)	09/15/20	6.375	285,608
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B-, B2)	06/01/24	5.250	653,319
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba2)	02/01/28	5.375	805,027
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, Ba2)	04/15/27	5.500	48,000
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba2)	10/15/25	6.625	414,000
335	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	394,459
2,350	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	2,482,187
1,000	Radiate Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(CCC+, Caa1e)	02/15/23	6.875	972,500
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	693,621
1,350	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, B1)	01/15/27	5.500	1,271,983

					15,992,314

Chemicals (4.2%)
1,225	A Schulman, Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 105.16)	(B, B3)	06/01/23	6.875	1,298,500
500	GCP Applied Technologies, Inc. Rule 144A, Senior Unsecured Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	499,375
475	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/10/18 @ 104.75)(1)	(BB, B1)	02/01/23	9.500	524,709
1,100	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,061,500
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	527,500
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/18 @ 100.00)(1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	9,946
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B3)	09/01/25	5.375	985,000
1,500	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	1,503,750
1,000	Venator Finance Sarl / Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	1,002,500
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	336,375

					7,749,155

Consumer/Commercial/Lease Financing (1.6%)
2,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/16/18 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	2,493,750
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	388,594

					2,882,344

Diversified Capital Goods (0.8%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	934,875
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	479,400

					1,414,275

Electronics (2.3%)
1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB-, Ba3)	02/10/26	4.625	1,715,192

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics
$261	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(BB-, B1)	04/15/23	9.125	$291,341
675	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	688,703
1,500	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,485,000

					4,180,236

Energy - Exploration & Production (3.0%)
825	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 03/31/21 @ 102.94)(1)	(BB+, Ba2)	03/31/25	5.875	837,375
1,450	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	1,433,687
500	Extraction Oil & Gas, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 104.22)(1)	(B, B3)	02/01/26	5.625	473,125
725	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 04/30/18 @ 102.17)(8)	(BB-, B3)	11/01/21	6.500	737,688
932	Stone Energy Corp., Secured Notes (Callable 05/31/20 @ 105.63)	(NR, NR)	05/31/22	7.500	953,210
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 04/30/18 @ 100.00)	(CC, Ca)	06/15/19	8.500	1,079,040

					5,514,125

Food - Wholesale (2.0%)
1,700	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B2)	04/01/25	5.250	1,587,885
910	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	872,462
400	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	397,500
700	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(BB, B3)	06/15/24	5.875	719,250

					3,577,097

Gaming (2.5%)
1,750	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B2)	01/15/28	4.750	1,658,125
1,683	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,793,447
1,100	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	1,168,750

					4,620,322

Gas Distribution (2.5%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	1,619,062
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(BB-, B1)	05/15/26	6.250	716,250
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/15/18 @ 104.50)	(BB-, B1)	05/15/23	6.000	162,360
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(BB-, B1)	06/15/24	5.625	710,625
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(BB-, B1)	10/01/25	6.500	418,625
1,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	1,025,000

					4,651,922

Health Facilities (1.4%)
1,000	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	1,012,500
200	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	205,002
200	MPT Finance Corp., Global Company Guaranteed Notes (Callable 10/15/22 @ 102.50)	(BBB-, Ba1)	10/15/27	5.000	196,560
1,263	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	1,219,616

					2,633,678

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Services (1.5%)
$1,250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(B+, Ba2)	10/01/24	5.125	$1,250,000
1,425	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB-, Ba3)	06/01/25	5.250	1,428,563

					2,678,563

Hotels (1.1%)
2,100	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B1)	05/01/25	5.250	2,048,130

Insurance Brokerage (4.1%)
2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,925,000
710	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 08/01/18 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	733,075
2,275	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 04/30/18 @ 100.00)(1),(2)	(CCC+, Caa2)	07/15/19	17.000	2,280,687
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 04/30/18 @ 103.94)(1)	(CCC+, Caa2)	10/01/21	7.875	569,938
1,950	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,945,125

					7,453,825

Investments & Misc. Financial Services (1.2%)
2,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	2,249,844

Machinery (1.0%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(1)	(BB-, B2)	01/15/26	5.000	987,800
775	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	776,938

					1,764,738

Media - Diversified (0.9%)
1,900	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	1,724,250

Media Content (2.6%)
1,550	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	1,681,750
550	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/09/18 @ 103.06)(1)	(B+, B3)	02/15/22	6.125	567,710
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 04/16/18 @ 103.06)	(B+, B1)	10/01/22	6.125	589,474
1,150	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB-, B1)	05/15/25	5.125	1,072,375
905	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(1)	(B+, Ba3)	08/01/23	5.000	909,525

					4,820,834

Metals & Mining - Excluding Steel (4.3%)
1,550	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba3)	01/15/24	4.875	1,507,375
2,000	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/18 @ 101.53)(1)	(B, B1)	12/15/20	6.125	1,905,000
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	1,428,750
907	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	941,012
2,120	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 05/14/18 @ 100.00)(4),(5),(7)	(NR, NR)	06/01/19	11.000	—
2,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B, B3)	06/15/22	8.750	2,090,000

					7,872,137

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services (4.5%)
$1,575	FTS International, Inc., Global Senior Secured Notes (Callable 04/30/18 @ 104.69)	(B, B3)	05/01/22	6.250	$1,586,812
1,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, B3)	04/01/22	9.875	1,049,470
778	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 04/30/18 @ 100.00)(2)	(NR, NR)	02/04/20	8.400	280,035
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/30/18 @ 103.38)	(B-, Caa2)	07/15/22	6.750	741,000
400	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 04/30/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	349,000
2,500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	2,515,625
660	Sidewinder Drilling, Inc., Secured Notes (Callable 04/16/18 @ 100.00)(5),(6),(7)	(NR, NR)	02/15/20	12.000	616,421
750	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B, Caa1)	10/15/22	5.800	723,750
400	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	375,000

					8,237,113

Oil Refining & Marketing (1.4%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 04/30/18 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	498,125
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 04/30/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	2,050,000

					2,548,125

Packaging (4.1%)
1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,057,875
1,250	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	1,259,375
1,000	Crown Americas Capital Corp. VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(1)	(B+, Ba3)	02/01/26	4.750	970,000
1,250	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,239,844
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 04/09/18 @ 103.88)(1),(9)	(B-, Caa1)	02/15/23	7.750	576,718
400	Trident Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 103.31)(1)	(CCC, Caa2)	11/01/25	6.625	391,000
2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B1)	10/15/25	4.875	1,987,219

					7,482,031

Personal & Household Products (2.2%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC, Caa1)	03/15/25	8.875	1,201,500
1,600	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1),(8)	(BB-, Ba2)	12/31/25	6.750	1,568,000
1,150	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	1,184,500

					3,954,000

Pharmaceuticals (3.0%)
1,000	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B3)	01/15/26	4.875	977,500
500	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.50)(1)	(CCC+, B3)	07/15/23	6.000	380,000
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1)	(BB-, Ba2)	10/15/24	5.875	643,500
1,525	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	1,351,516
250	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, Caa1)	12/15/25	9.000	249,375
1,300	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba3)	03/15/24	7.000	1,360,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals
$500	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B-, Caa1)	04/01/26	9.250	$499,350

					5,461,366

Printing & Publishing (0.5%)
1,000	Multi-Color Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B2)	11/01/25	4.875	937,500

Real Estate Investment Trusts (3.3%)
750	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	753,750
1,398	iStar, Inc., Senior Unsecured Notes (Callable 04/30/18 @ 101.25)	(BB-, B1)	07/01/19	5.000	1,403,305
600	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	614,250
1,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	970,000
1,300	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1)	(CCC+, Caa2)	11/01/23	8.125	1,352,000
900	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	920,250

					6,013,555

Recreation & Travel (2.0%)
1,250	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2e)	05/01/25	7.250	1,289,062
235	Canada’s Wonderland Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.69)(1)	(BB-, B1)	04/15/27	5.375	233,238
650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	645,125
850	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	829,812
675	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 04/30/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	675,473

					3,672,710

Restaurants (1.8%)
1,350	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,360,111
2,075	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	1,986,190

					3,346,301

Software - Services (5.2%)
1,850	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	1,785,250
1,046	Epicor Software Corp., Rule 144A, Secured Notes, LIBOR 3M + 8.250%(1),(5),(7),(10)	(CCC, NR)	06/30/23	10.560	1,070,215
900	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	909,000
950	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 04/30/18 @ 103.56)(1),(2)	(CCC, Caa2)	05/01/21	15.000	963,433
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(9)	(CCC+, Caa1)	05/15/22	5.750	1,130,718
650	j2 Global Co-Obligor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.50)(1)	(BB, Ba3)	07/15/25	6.000	668,688
400	Sabre GLBL, Inc. Rule 144A, Senior Secured Notes (Callable 04/30/18 @ 104.03)(1)	(BB-, Ba2)	04/15/23	5.375	405,500
663	Sabre GLBL, Inc. Rule 144A, Senior Secured Notes (Callable 11/15/18 @ 103.94)(1)	(BB-, Ba2)	11/15/23	5.250	673,144
1,750	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	1,955,625

					9,561,573

Specialty Retail (0.8%)
350	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, B1)	05/15/26	5.500	344,750
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	757,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail
$300	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 04/30/18 @ 102.88)	(B+, B1)	10/01/22	5.750	$307,688

					1,409,938

Steel Producers/Products (0.8%)
400	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	395,000
1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	1,102,500

					1,497,500

Support - Services (7.0%)
2,100	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	2,136,750
1,215	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	1,429,144
575	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	541,938
1,200	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	1,203,000
2,000	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/20 @ 104.22)	(BB-, B2e)	09/01/25	5.625	2,022,500
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,463,332
2,025	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	1,933,672
575	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	575,719
1,100	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	1,064,250
500	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB-, Ba3)	05/15/27	5.500	505,000

					12,875,305

Tech Hardware & Equipment (1.5%)
1,400	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	1,400,000
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	500,063
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(BB-, Ba3)	06/15/25	6.000	914,812

					2,814,875

Telecom - Satellite (0.7%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	519,075
800	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	787,000

					1,306,075

Telecom - Wireless (2.2%)
1,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(1)	(NR, Baa2)	03/20/28	5.152	1,007,800
950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	914,375
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB+, Ba2)	01/15/26	6.500	745,500
1,550	Wind Tre SpA, Rule 144A, Senior Secured Notes (Callable 11/03/20 @ 102.50)(1)	(BB-, B1)	01/20/26	5.000	1,324,847

					3,992,522

Telecom - Wireline Integrated & Services (4.4%)
350	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	356,125
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	2,670,882
619	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/21 @ 102.63)	(BB, Ba3)	03/15/26	5.250	584,955

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$800	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	$756,000
150	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 04/30/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	149,719
1,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,730,250
600	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/30/18 @ 104.50)	(B, B3)	04/01/23	6.000	619,500
1,175	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,151,500

					8,018,931

Theaters & Entertainment (3.1%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 04/30/18 @ 102.94)(8)	(B+, B3)	02/15/22	5.875	787,594
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(8)	(B+, B3)	05/15/27	6.125	742,575
500	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(8)	(B+, B3)	11/15/26	5.875	492,500
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, Ba2)	06/15/23	6.000	783,750
1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 102.44)	(BB, B2)	06/01/23	4.875	1,240,375
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B+, B1)	03/15/26	5.625	710,500
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	1,001,937

					5,759,231

Transport Infrastructure/Services (1.0%)
1,750	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/30/18 @ 108.44)(1)	(B-, Caa2)	08/15/22	11.250	1,758,750

TOTAL CORPORATE BONDS (Cost $199,520,908)					199,070,060

BANK LOANS (23.6%)
Aerospace & Defense (0.5%)
880	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(B-, B3)	11/28/21	7.071	892,709

Auto Parts & Equipment (0.8%)
754	Dayco Products LLC, LIBOR 3M + 5.000%(7),(10)	(B, B2)	05/19/23	6.984	762,786
687	U.S. Farathane LLC, LIBOR 3M + 3.500%(7),(10)	(B+, B2)	12/23/21	5.802	692,698

					1,455,484

Building Materials (1.0%)
923	Fastener Acquisition, Inc., LIBOR 1M + 8.750(10)	(CCC+, Caa2)	03/08/26	11.052	905,212
949	Morsco, Inc., LIBOR 1M + 7.000%(10)	(B+, B3)	10/31/23	8.877	966,575

					1,871,787

Chemicals (4.7%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(7),(10)	(NR, Caa1)	07/11/25	9.955	985,000
1,313	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/14/24	9.877	1,312,500
1,632	Preferred Proppants LLC, LIBOR 3M + 7.750%(6),(7),(10)	(CCC, Caa2)	07/27/20	10.052	1,566,819
2,163	Solenis International LP, LIBOR 3M + 6.750%(10)	(CCC+, Caa1)	07/31/22	8.734	2,061,944
997	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/22/21	5.877	980,787
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(10)	(CCC, Caa2)	10/27/25	10.022	1,758,750

					8,665,800

Diversified Capital Goods (1.0%)
750	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(10)	(B+, Ba3)	11/30/23	5.670	754,530
1,005	Dynacast International LLC, LIBOR 3M + 8.500%(7),(10)	(B-, Caa1)	01/30/23	10.802	1,010,025

					1,764,555

Electronics (1.0%)
750	CPI International, Inc., LIBOR 1M + 7.250%(7),(10)	(CCC+, Caa2)	07/26/25	9.127	754,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Electronics
$992	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	6.052	$988,343

					1,743,030

Energy - Exploration & Production (2.3%)
2,000	Chief Exploration & Development LLC, LIBOR 2M + 6.500%(6),(10)	(NR, NR)	05/16/21	8.416	1,989,170
1,167	Drillship Hydra Owners, Inc.(10)	(B, Caa1)	09/20/24	8.000	1,225,000
1,000	W&T Offshore, Inc.(6),(10)	(CCC, Caa2)	05/15/20	9.000	970,000

					4,184,170

Health Facilities (0.8%)
1,000	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(10)	(B, B1)	02/22/24	7.188	1,002,500
499	Western Dental Services, Inc., LIBOR 1M + 4.500%(10)	(B-, B3)	06/23/23	6.377	504,689

					1,507,189

Insurance Brokerage (1.1%)
1,980	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	5.991	2,008,266

lnvestments & Misc. Financial Services (1.1%)
1,140	Ocwen Financial Corp., LIBOR 1M + 5.000%(10)	(B+, B3)	12/05/20	6.786	1,149,973
993	Ditech Holding Corp., LIBOR 1M + 6.000%(10)	(B-, Caa2)	06/30/22	7.877	968,882

					2,118,855

Machinery (1.6%)
1,734	CPM Acquisition Corp., LIBOR 1M + 8.250%(10)	(B-, Caa1)	04/10/23	10.127	1,773,153
1,125	WireCo WorldGroup, Inc., LIBOR 3M + 9.000%(7),(10)	(B-, Caa3)	09/30/24	10.984	1,147,500

					2,920,653

Media Content (0.3%)
500	DLG Acquisitions Ltd., EUIBOR 6M + 7.250%(9),(10)	(CCC+, Caa2)	06/30/22	8.250	619,153

Medical Products (0.5%)
898	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(10)	(B-, B2)	06/15/23	6.805	902,771

Personal & Household Products (2.3%)
1,000	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 7.750%(10)	(CCC+, Caa1)	09/29/25	10.052	1,016,250
496	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, B3)	02/05/24	6.490	482,490
1,350	Comfort Holding LLC, LIBOR 1M + 10.000%(10)	(CCC-, Caa2)	02/03/25	11.740	1,280,252
1,250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CCC, Caa1)	11/08/24	9.711	1,006,250
46	TricorBraun Holdings, Inc., Prime + 2.750%(10)	(B, B2)	11/30/23	5.973	45,879
452	TricorBraun Holdings, Inc., Prime + 2.750%(10)	(B, B2)	11/30/23	6.052	455,335

					4,286,456

Real Estate Investment Trusts (0.7%)
1,244	Quality Care Properties, Inc., LIBOR 1M + 5.250%(10)	(B-, Caa1)	10/31/22	7.127	1,260,401

Recreation & Travel (0.5%)
1,000	Legendary Pictures Funding LLC, LIBOR 3M + 6.000%(6),(7),(10)	(NR, NR)	04/22/20	8.302	991,250

Software - Services (2.1%)
623	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.234	619,041
1,000	Eze Castle Software, Inc., LIBOR 3M + 6.500%(10)	(CCC+, Caa1)	04/05/21	8.802	1,003,335
803	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.130	810,845
363	LDiscovery LLC, LIBOR 3M + 5.875%(6),(10)	(B, B3)	12/09/22	7.675	326,953
1,000	TigerLuxOne Sarl, LIBOR 3M + 8.250%(10)	(CCC+, Caa2)	02/16/25	10.552	1,003,130

					3,763,304

Specialty Retail (0.5%)
1,000	Sally Holdings LLC(10)	(BBB-, Ba1)	07/05/24	4.500	989,375

Support - Services (0.7%)
731	Interior Logic Group, Inc., LIBOR 1M + 6.000%(7),(10)	(B, B3)	03/01/24	7.877	736,250
1,475	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(6),(10)	(CC, Caa3)	11/14/19	13.500	479,377

					1,215,627

Theaters & Entertainment (0.1%)
154	NEG Holdings LLC, LIBOR 3M + 8.000%(5),(6),(7),(10)	(NR, NR)	10/17/22	10.302	142,872

TOTAL BANK LOANS (Cost $42,963,827)					$43,303,707

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (1.1%)
Collateralized Debt Obligations (1.1%)
$1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A, LIBOR 3M + 7.900%(1),(10)	(BB, NR)	11/15/26	9.739	$1,013,630
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(10)	(BB, NR)	01/20/25	6.495	999,072

TOTAL ASSET BACKED SECURITIES (Cost $1,899,681)					2,012,702

Number of Shares

COMMON STOCKS (1.5%)
Auto Parts & Equipment (0.5%)
46,071	UCI International, Inc.(5),(6),(7),(11)				829,278

Building & Construction (0.0%)
5	White Forest Resources, Inc.(5),(6),(7),(11)				37

Building Materials (0.0%)
372	Dayton Superior Corp.(5),(6),(7),(11)				—

Energy - Exploration & Production (0.5%)
26,788	Stone Energy Corp.(11)				993,835

Oil Field Equipment & Services (0.3%)
11	Sidewinder Drilling, Inc., Series A(5),(6),(7),(11)				514,710

Support - Services (0.2%)
800	LTR Holdings LLC(5),(6),(7),(11)				307,088
433	Sprint Industrial Holdings LLC, Class G(5),(7),(11)				4
39	Sprint Industrial Holdings LLC, Class H(5),(7),(11)				1
96	Sprint Industrial Holdings LLC, Class I(5),(7),(11)				1

					307,094

Theaters & Entertainment (0.0%)
20	NEG Holdings LLC, Litigation Trust Units(5),(6),(7),(11)				20

TOTAL COMMON STOCKS (Cost $2,887,148)					2,644,974

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(5),(6),(7),(11) (Cost $156,000)				—

SHORT-TERM INVESTMENT (7.9%)
2,494,413	State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(12)				2,494,413

Par (000)			Maturity	Rate%
$12,037	State Street Bank and Trust Co. Euro Time Deposit		04/02/18	0.280	12,037,320

TOTAL SHORT-TERM INVESTMENT (Cost $14,531,733)					14,531,733

TOTAL INVESTMENTS AT VALUE (142.8%) (Cost $261,959,297)					261,563,176

LIABILITIES IN EXCESS OF OTHER ASSETS (-42.8%)					(78,340,249)

NET ASSETS (100.0%)					$183,222,927

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $152,706,162 or 83.3% of net assets.

(2)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(3)	This security is denominated in British Pound.
(4)	Bond is currently in default.
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(6)	Illiquid security (unaudited).
(7)	Security is valued using significant unobservable inputs.
(8)	Security or portion thereof is out on loan.
(9)	This security is denominated in Euro.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of March 31, 2018.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2018.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	334,900	USD	401,401	10/12/18	Morgan Stanley	$401,401	$418,022	$16,621
GBP	1,685,000	USD	2,305,762	10/12/18	Morgan Stanley	2,305,762	2,382,829	77,067
USD	3,495,423	EUR	2,895,000	10/12/18	Morgan Stanley	(3,495,423)	(3,613,537)	(118,114)
USD	3,001,555	GBP	2,241,350	10/12/18	Morgan Stanley	(3,001,555)	(3,169,587)	(168,032)

								$(192,458)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1–quoted prices in active markets for identical investments
●	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$197,373,479	$1,696,581		$199,070,060
Bank Loans	—	34,513,819	8,789,888		43,303,707
Asset Backed Securities	—	2,012,702	—		2,012,702
Common Stocks	993,835	—	1,651,139	(1)	2,644,974	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Short-Term Investments	—	14,531,733	—		14,531,733

	$993,835	$248,431,733	$12,137,608	(1)	$261,563,176	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$93,688	$—		$93,688

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$286,146	$—		$286,146

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Preferred Stock		Total
Balance as of December 31, 2017	$1,627,887	$8,431,068	$1,480,492	(1)	$0	(1)	$11,539,447	(1)
Accrued discounts (premiums)	59,701	11,923	—		—		71,624
Purchases	—	12,197	—		—		12,197
Sales	—	(73,163)	—		—		(73,163)
Realized gain (loss)	—	105	—		—		105
Change in unrealized appreciation (depreciation)	8,993	48,411	170,647		—		228,051
Transfers into Level 3	—	2,132,500	—		—		2,132,500
Transfers out of Level 3	—	(1,773,153)	—		—		(1,773,153)

Balance as of March 31, 2018	$1,696,581	$8,789,888	$1,651,139	(1)	$0	(1)	$12,137,608	(1)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2018	$8,993	$54,120	$170,647		$—		$233,760

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 03/31/2018	Valuation Techniques	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$9,946	Income Approach	Expected remaining distribution	NA
	$1,070,215	Vendor Pricing	Single Broker Quote	NA
	$616,420	Market Approach	Comparable Bond Price	NA
Bank Loans	$142,872	Market Approach	Comparable Bond Price	NA
	$8,647,016	Vendor Pricing	Single Broker Quote	$0.96 – $1.02 ($1.00)
Common Stocks	$57	Market Approach	Discount For Illiquidity and EBITDA Multiples	$0.00 – $7.34 ($0.14)
	$1,136,366	Vendor Pricing	Single Broker Quote	$18.00 – $383.86 ($24.24)
	$514,716	Market Approach/Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 – $44,921.50 ($888.66)
Preferred Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2, and $2,132,500 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,773,153 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:            Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:            Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   May 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   May 15, 2018

/s/Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer

Date:   May 15, 2018